MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
Corporate bonds and government treasury notes	$ 0	$ 6,375